Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Reconciliation of Basic And Diluted Earnings Per Share Computations

	Years ended December 31,
(Thousands of dollars except per share amounts)	2014	2013	2012
Earnings per common share:
Net income attributable to common stockholders	$243,863	$235,033	$83,568
Weighted average common shares outstanding (in thousands)	46,104	46,743	46,743
Total earnings per share	$5.29	$5.03	$1.79

Earnings per common share - assuming dilution:	Years ended December 31,
	2014	2013	2012
Net income attributable to common stockholders	$243,863	$235,033	$83,568
Weighted average common shares outstanding (in thousands)	46,104	46,743	46,743
Common equivalent shares:
Dilutive options	313	115	—
Weighted average common shares outstanding - assuming dilution (in thousands)	46,417	46,858	46,743
Earnings per share - assuming dilution	$5.26	$5.02	$1.79